Income Tax - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 418,748,714	¥ 275,431,351
Increases in the year	82,215,410	144,963,545
Decrease due to expiration of loss carry forwards	(18,836,473)	(1,646,182)
Balance at the end of the year	¥ 482,127,651	¥ 418,748,714